Note 4: Business Combination: Schedule of Business Acquisitions, by Acquisition (Details) - AWGInternationalIncMember	Jul. 10, 2012 USD ($)
BusinessAcquisitionCurrentAssetsCashAndCashEquivalents	$ 157,597
BusinessAcquisitionCurrentAssetsReceivables	635,142
BusinessAcquisitionCurrentAssetsPrepaidExpenseAndOtherAssets	595
BusinessAcquisitionAssetsAcquired	793,334
BusinessAcquisitionCurrentLiabilitiesAccountsPayable	(75,057)
BusinessAcquisitionCurrentLiabilitiesLongTermDebt	(145,000)
Business Acquisition Purchase Price Allocation, Notes payable - AWGI	(33,012)
Business Acquisition, Stock to be issued	(59,045)
Business acquisition liabilities assumed	(312,114)
BusinessAcquisitionAssetsAcquiredLiabilitiesAssumedNet	$ 481,220